STOCK REPURCHASE PROGRAM (Details) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended
	Nov. 20, 2013	Dec. 31, 2013	Jun. 11, 2013	Dec. 18, 2012
STOCK REPURCHASE PROGRAM [Abstract]
Number of shares authorized for repurchase	12,650		161,816	168,619
Authorized, percentage of issued and outstanding common stock			5.00%	5.00%
Number of shares repurchased	18,961	5,000	136,046
Shares repurchased, price per share	$ 15.00	$ 14.20	$ 14.51